Financial Instruments (Details) - Schedule of net income due to the exchange rates $ in Thousands	Mar. 31, 2023 USD ($)
Financial Instruments (Details) - Schedule of net income due to the exchange rates [Line Items]
Cash and cash equivelents	$ 70,710
Short-term investments	3,802
Other investments	5,523
Accounts payable and accrued liabilities	(68)
Net financial assets explosure	80,035
Effect of +/- 10% change in currency	8,004
US dollar [Member]
Financial Instruments (Details) - Schedule of net income due to the exchange rates [Line Items]
Cash and cash equivelents	70,461
Short-term investments	3,802
Other investments	2,527
Accounts payable and accrued liabilities	(68)
Net financial assets explosure	76,790
Effect of +/- 10% change in currency	7,679
Australian dollar [Member]
Financial Instruments (Details) - Schedule of net income due to the exchange rates [Line Items]
Cash and cash equivelents	249
Short-term investments
Other investments	2,996
Accounts payable and accrued liabilities
Net financial assets explosure	3,245
Effect of +/- 10% change in currency	$ 325